Restatement (Detail Textuals) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reduction in income before income taxes	$ 277	$ 307	$ (41)			$ 618	$ 1,139
Reduction in income net of income taxes	$ 179	$ 224	$ (5)	$ 219	$ 398	$ 211	$ 854
Cumulative effect of residential mortgage loans in Erie County restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reduction in income before income taxes								$ 247
Reduction in income net of income taxes								$ 163

[1]	Restated